SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-based Payments
Number of unvested shares based on number of shares-in-issue, beginning balance	207	1,545	1,404
Additions		389	141
Vested		(1,727)
Additions	69
Vested	(15)
Pre-recapitalized balance	261
Post-recapitalized balance	213,939
Additions	469,052
Vested	(17,345)
Number of unvested shares based on number of shares-in-issue, ending balance	665,646	207	1,545
Number of unvested shares recapitalized		169,749	1,266,900